Note U - Earnings Per Share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2023	2022

Stock options	202,996	212,461
Warrants	4,872,025	4,689,387
Total	5,075,021	4,901,848

	Years ended December 31,
	2022	2021

Stock options	202,996	212,461
Warrants	4,872,025	4,689,387
Total	5,075,021	4,901,848